Net finance expense - Finance Income and Expenses Not at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Total interest income on financial assets	$ 4,106	$ 655	$ 217
Total interest expense on financial liabilities	(67,956)	(38,391)	(39,007)
Total other financial charges	$ (6,802)	$ (5,819)	$ (4,577)